                        SEMIANNUAL REPORT / APRIL 30 2000



                          AIM EUROPEAN DEVELOPMENT FUND


                                 [COVER IMAGE]

                            [AIM LOGO APPEARS HERE]
                            --Registered Trademark--

                                 [COVER IMAGE]

                      -------------------------------------

                       HOMMAGE A BLERIOT, NO. 2, FRAGMENT

                               BY ROBERT DELAUNAY

          LOUIS BLERIOT, A FRENCH ENGINEER AND INVENTOR, WAS THE FIRST

          PERSON TO FLY ACROSS THE ENGLISH CHANNEL FROM FRANCE, TRANS-

             PORTED BY A 28-HORSEPOWER MONOPLANE OF HIS OWN DESIGN.

           NEARLY 100 YEARS LATER, THE SAME SPIRIT OF ENTREPRENEURSHIP

          AND COURAGE THAT LAUNCHED BLERIOT'S FLIGHT HAS SENT EUROPE'S

                                MARKETS SOARING.

                      -------------------------------------

AIM European Development Fund is for shareholders who seek long-term growth of capital. The fund invests in a diversified portfolio of equity securities of companies located in Europe with strong earnings momentum.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM European Development Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales- charge structure and class expenses.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custodial arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o Investing in single-sector or single-region mutual funds may involve greater risk and potential reward than investing in a more diversified fund.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper European Fund Index represents an average of the performance of the 30 largest European-region mutual funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged MSCI Europe Index is a group of European securities tracked by Morgan Stanley Capital International.
o An investment cannot be made in an index. Unless other wise indicated, index results include reinvested dividends, and they do not include sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/00, including sales charges

================================================================================
CLASS A SHARES

Inception (11/03/97)                 42.50%

1 year                               72.83%*

*82.87%, excluding sales charges

CLASS B SHARES

Inception (11/03/97)                 44.00%

1 year                               76.40%*

* 81.40%, excluding CDSC

CLASS C SHARES

Inception (11/03/97)                 44.74%

1 year                               80.55%*

*81.55%, excluding CDSC

The fund's average annual total returns as of the close of the reporting period are shown in the table above. In addition, industry regulations require us to provide average annual total returns as of 3/31/00, the most recent calendar quarter-end, which were: Class A shares, one year, 94.32%; inception (11/03/97), 50.79%. Class B shares, one year, 98.94%; inception (11/03/97), 52.55%. Class C shares, one year, 102.87%; inception (11/03/97), 53.26%.
================================================================================

Past performance does not guarantee comparable future results.

    MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.



                          AIM EUROPEAN DEVELOPMENT FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                   Dear Fellow Shareholder:

                        When we started AIM in 1976, we had only a table, two
  [PHOTO OF        chairs and a telephone. At the time, Bob Graham, Gary Crum
  Charles T.       and I had the idea of creating a mutual fund company that
    Bauer,         put people first. Our slogan, "people are the product,"
 Chairman of       means that people--our employees and our investors-- are
 the Board of      our company.
   THE FUND             Almost a quarter-century later, we've grown to more than
 APPEARS HERE]     seven million investors, $176 billion in assets under
                   management and 53 retail funds. Over that time, the industry
[Photo of Robert   as a whole has grown from $51 billion in assets to more than
   H. Graham       $7 trillion today. I never dreamed we would see such
 Appears Here]     phenomenal growth. You are the main reason for our success, and I want you to know how much I appreciate your loyalty and trust over the past 24 years.
                        Usually in this letter I review market activity during
                   the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
     I'm also very proud of our team of employees, now more than 2,300 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
     Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
     In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
     If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
     Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.


                          AIM EUROPEAN DEVELOPMENT FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



EUROPEAN HIGH-TECH STOCKS SKYROCKET, MARKET
VOLATILITY INCREASES

EUROPEAN EQUITY MARKETS RALLIED, THEN SOLD OFF LATE IN THE REPORTING PERIOD. HOW DID AIM EUROPEAN DEVELOPMENT FUND PERFORM?

Despite market volatility, the fund continued to post strong returns. For the six-month reporting period ended April 30, 2000, the fund returned 55.36% for Class A shares, 54.75% for Class B shares and 54.78% for Class C shares based on net asset value (without a sales charge). The fund significantly outperformed its peer group -- the Lipper European Fund Index -- which returned 25.87% over the same period. Total net assets more than doubled during the reporting period, rising from $178.1 million on October 31, 1999, to $485.1 million on April 30, 2000.

DESCRIBE THE EUROPEAN MARKET ENVIRONMENT DURING THE REPORTING PERIOD. Technology, media and telecommunications stocks, commonly referred to as TMTs, catapulted European equity markets to new highs through the first 41/2 months of the reporting period. Early first-quarter returns were particularly strong for small-capitalization tech stocks. The TMT rally ended in late March, however, as heavy profit-taking plunged European equity markets into one of their most volatile day-to-day periods ever. Fortunately, sentiment began to improve late in April as some TMT companies released news of stronger-than-expected earnings.
    Swedish telephone equipment maker LM Ericsson, for instance, reported large first-quarter pretax profits and high sales expectations for the rest of the year. Finland's mobile-phone giant, Nokia, also performed well. Ironically, until the 1980s, Nokia engaged in industries like rubber manufacturing before finding its niche in the mobile-telephone industry. Nokia is now the world's largest maker of mobile phones and provider of mobile and wired networks. Both Ericsson and Nokia are top fund holdings.
    If growth-oriented, TMT stocks were in favor for most of the period; cyclical industries, consumer staples (foods, pharmaceuticals, etc.) and basic-materials sectors were not.
    The fund's heavy concentration in technology, media and telecommunication stocks and its diversification across all capitalization levels greatly enhanced fund returns.

WHAT SHAPED MARKET CONDITIONS OVER THE REPORTING PERIOD?
Europe's economic backdrop looked stronger than it has in years. Overall, unemployment in Europe has declined and inflation has been kept in check. Also, the introduction of a single currency, the euro (see sidebar), has helped accelerate economic growth. Last October, for instance, in its semiannual World Economic Outlook, the International Monetary Fund (the IMF) forecast 2.8% growth for Euroland for 2000. In its latest outlook, the IMF predicts Euroland's 2000 growth rate to be 3.2%.
    Recent tax reform is also changing the face of Europe. In Germany, there is a proposal to eliminate the capital-gains tax on corporate asset sales, currently 50%. This kind of reform will undoubtedly foster even greater cross-country mergers and acquisitions.

MERGER-AND-ACQUISITION ACTIVITY APPEARS TO BE A DOMINANT TREND. HOW HAS THIS AFFECTED THE FUND?
Merger mania has hit Europe. Once the domain of the United States, the dollar volume of European deals quintupled from $200 billion annually in the early 1990s to almost $1 trillion in 1999.
    Conditions in Europe have been ripe for takeovers as robust stock prices and low inflation have made it difficult for companies to boost profits by raising prices. In many high-tech industries, it is simpler to acquire a capability or a technology than to actually build it. One of the largest cross-country acquisitions was Vodafone AirTouch's hostile takeover of Germany's Mannesmann. This acquisition makes Britain's Vodafone the largest com-

FUND PERFORMANCE

Six-month returns as of 4/30/00,
excluding sales charges

AIM EUROPEAN DEVELOPMENT FUND VS. BENCHMARK INDEXES
================================================================================

FUND CLASS A SHARES                          55.36%
FUND CLASS B SHARES                          54.75%
FUND CLASS C SHARES                          54.78%
LIPPER EUROPEAN FUND INDEX                   25.87%
MSCI EUROPE INDEX                             8.31%
================================================================================



PORTFOLIO COMPOSITION

As of 4/30/00, based on total net assets

GEOGRAPHIC ALLOCATIONS

                                  [PIE CHART]

EURO                             NON EURO
----                             --------
GERMANY           13.67%         UNITED KINGDOM        17.90%
FRANCE            16.65%         SWITZERLAND           12.89%
FINLAND            6.16%         SWEDEN                 7.71%
NETHERLANDS        4.29%         UNITED STATES          2.29%
SPAIN              2.15%         DENMARK                1.95%
ITALY              1.54%         NORWAY                 1.10%
IRELAND            0.98%         OTHER NON-EURO         9.82%
PORTUGAL           0.90%

          See important fund and index disclosures inside front cover.

                          AIM EUROPEAN DEVELOPMENT FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


pany in Europe. It is also the world's largest wireless service, with more than 40 million subscribers in 25 countries. What makes the Vodafone/Mannesmann merger so compelling is that this means Europe is becoming more open to cross-border consolidation. Vodafone is one of the fund's top holdings.

COULD YOU DISCUSS SOME OF YOUR HOLDINGS?
We continue to favor the TMT sector. For instance, Paris-based Societe Television Francaise 1, commonly called TF1, is a fund holding. One of France's leading television-production companies, TF1 produces programming for both television and the Internet.
    We also see strong earnings momentum in several German companies. German electronics giant Siemens is streamlining its operations in a major restructuring effort. Siemens is also due to combine its computer operations with those of Japan's Fujitsu and its nuclear power business with that of France's Framatome.

WHAT IS YOUR OUTLOOK FOR EUROPEAN MARKETS?
Recent market volatility aside, the outlook for Europe remains bright. Enthusiasm for technology should remain strong, as Europe's Internet usage growth rate is now higher than that in the United States. And despite the uneasiness some investors feel toward the euro, government policies are changing. This is evidenced by the socialist coalition in Germany proposing the elimination of capital-gains taxes on corporate assets and other countries considering tax-rate cuts. And in the new single-currency marketplace, European companies realize that they must have critical mass to compete. Mergers and acquisitions are still in an early stage in Europe; therefore, consolidation will likely continue.

HOW LOW WILL THE EURO GO?
Introduced in January 1999, the euro (the single currency for 11 European countries) initially strengthened, but has been in a downward spiral for much of its young life. This year it fell below parity (level with the dollar) and continued to set all-time lows in March and April; it even broke the U.S.$0.90 level at the beginning of May. Many investors thought that the ailing currency would surely find support at parity or that European Central Bank (ECB) rate hikes would prop it up. A strong U.S. economy has helped weaken the euro, and perhaps the young and relatively inexperienced ECB does not yet command the respect of a Greenspan Fed. The ECB has had the ominous task of applying a single interest rate and a single growth policy for 11 countries--the largest of which, Germany, has slow growth and the smaller of which, Ireland and Spain, have very high growth. The euro's weakness, however, has helped boost earnings for Euroland companies that export to the United States or that deal in dollar-denominated goods. For instance, three Euroland tire makers (German's Continental, France's Michelin and Italy's Pirelli) all reap the benefits of a weak euro when they export their tires to the United States.

==============================================================================================================================
TOP 10 HOLDINGS                                                           TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------------------------------
 1. Nokia Oyj (Finland)                                           2.95%    1. Computers (Software & Services)           11.35%

 2. Telefonaktiebolaget LM Ericsson A.B.-Class B (Sweden)         2.08     2. Communications Equipment                   9.19

 3. Tecan A.G. (Switzerland)                                      1.65     3. Broadcasting (Television, Radio & Cable)   6.45

 4. Koninklijke (Royal) Philips Electronics N.V. (Netherlands)    1.65     4. Telephone                                  5.99

 5. Straumann A.G. (Switzerland)                                  1.58     5. Electronics (Semiconductors)               5.72

 6. ADVA A.G. Optical Networking (Germany)                        1.57     6. Electronics (Component Distributors)       5.14

 7. Siemens A.G. (Germany)                                        1.50     7. Services (Commercial & Consumer)           4.79

 8. Havas Advertising S.A. (France)                               1.50     8. Telecommunications (Cellular/Wireless)     4.38

 9. Biacore International A.B. (Sweden)                           1.48     9. Insurance (Multi-Line)                     2.52

10. Vodafone AirTouch PLC (United Kingdom)                        1.40    10. Machinery (Diversified)                    2.39

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==============================================================================================================================


          See important fund and index disclosures inside front cover.

                          AIM EUROPEAN DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                                     MARKET
                                       SHARES        VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-90.18%

DENMARK-1.95%

Navision Software A/S
  (Computers-Software &
  Services)(a)                           42,300   $  3,096,255
--------------------------------------------------------------
Vestas Wind Systems A/S
  (Manufacturing-Specialized)            19,090      6,381,188
--------------------------------------------------------------
                                                     9,477,443
--------------------------------------------------------------

FINLAND-6.16%

Comptel Oyj (Computers-Software &
  Services)                             232,250      5,252,944
--------------------------------------------------------------
Elcoteq Network-Class A
  (Manufacturing- Specialized)           71,000      2,267,313
--------------------------------------------------------------
Nokia Oyj (Communications
  Equipment)                            249,520     14,324,539
--------------------------------------------------------------
Perlos Oyj
  (Electronics-Semiconductors)          167,700      6,217,368
--------------------------------------------------------------
Sonera Oyj
  (Telecommunications-Cellular/
  Wireless)                              33,250      1,830,176
--------------------------------------------------------------
                                                    29,892,340
--------------------------------------------------------------

FRANCE-16.65%

ALTEN (Computers-Software &
  Services)(a)                           11,112      1,546,784
--------------------------------------------------------------
Altran Technologies S.A.
  (Services-Commercial & Consumer)       21,900      4,479,055
--------------------------------------------------------------
Avenir Telecom
  (Telecommunications-Cellular/
  Wireless)(a)                           19,500      4,944,445
--------------------------------------------------------------
AXA (Insurance-Multi-Line)               39,650      5,883,599
--------------------------------------------------------------
Banque Nationale de Paris
  (Banks-Major Regional)                 64,100      5,184,486
--------------------------------------------------------------
Galeries Lafayette
  (Retail-Department Stores)             29,300      4,987,551
--------------------------------------------------------------
GFI Informatique
  (Computers-Software & Services)        12,600      1,845,620
--------------------------------------------------------------
Havas Advertising S.A.
  (Services-Advertising/ Marketing)      14,600      7,292,411
--------------------------------------------------------------
M6 Metropole Television
  (Broadcasting-Television, Radio
  & Cable)                                9,400      5,383,560
--------------------------------------------------------------
NRJ S.A. (Broadcasting-Television,
  Radio & Cable)                          9,800      6,348,220
--------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)           16,900      3,411,850
--------------------------------------------------------------
Royal Canin S.A. (Foods)                 27,200      2,551,370
--------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting-Television, Radio
  & Cable)                                7,600      5,206,603
--------------------------------------------------------------
SOITEC (Electronics-Component
  Distributors)(a)                       23,900      5,873,114
--------------------------------------------------------------
STMicroelectronics N.V.
  (Electronics-Semiconductors)           34,000      6,492,879
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

FRANCE-(CONTINUED)

Total Fina Elf (Oil & Gas-Refining
  & Marketing)                           40,137   $  6,094,628
--------------------------------------------------------------
Transiciel S.A. (Computers-Software
  & Services)                            24,100      3,218,763
--------------------------------------------------------------
                                                    80,744,938
--------------------------------------------------------------

GERMANY-13.67%

ADVA A.G. Optical Networking
  (Communications Equipment)(a)          13,900      7,638,317
--------------------------------------------------------------
Brokat Infosystems A.G.
  (Computers-Software &
  Services)(a)                           26,800      3,267,274
--------------------------------------------------------------
ce Consumer Electronic A.G.
  (Electronics-Component
  Distributors)                          22,100      3,719,717
--------------------------------------------------------------
Epcos A.G. (Electronics-Component
  Distributors)(a)                       46,300      6,550,242
--------------------------------------------------------------
Gfk A.G. (Services-Commercial &
  Consumer)(a)                           65,719      2,630,810
--------------------------------------------------------------
Heyde A.G. (Computers-Software &
  Services)(a)                           24,200      3,742,917
--------------------------------------------------------------
Infineon Technologies A.G.
  (Electronics- Semiconductors)(a)       66,750      4,600,233
--------------------------------------------------------------
Intershop Communications A.G.
  (Computers- Software &
  Services)(a)                           12,650      5,622,132
--------------------------------------------------------------
Kamps A.G. (Retail-Food Chains)          92,000      3,009,073
--------------------------------------------------------------
Marschollek, Lautenschlaeger und
  Partner A.G. (Services-Commercial
  & Consumer)                             8,000      4,236,029
--------------------------------------------------------------
Medion A.G. (Electronics-Component
  Distributors)                          42,500      3,731,317
--------------------------------------------------------------
Siemens A.G.
  (Manufacturing-Diversified)            49,400      7,294,431
--------------------------------------------------------------
Singulus Technologies A.G.
  (Machinery-Diversified)(a)             28,600      3,249,933
--------------------------------------------------------------
Software A.G. (Computers-Software &
  Services)(a)                           18,000      2,079,803
--------------------------------------------------------------
Telegate A.G. (Telephone)(a)             39,000      4,932,026
--------------------------------------------------------------
                                                    66,304,254
--------------------------------------------------------------

IRELAND-0.98%

Ryanair Holdings PLC-ADR
  (Airlines)(a)                         116,200      4,735,150
--------------------------------------------------------------

ITALY-1.54%

Gruppo Editoriale L'Espresso
  (Publishing)                          248,816      3,508,778
--------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telecommunications-
  Cellular/Wireless)                    415,000      3,964,453
--------------------------------------------------------------
                                                     7,473,231
--------------------------------------------------------------

NETHERLANDS-4.29%

CMG PLC (Computers-Software &
  Services)                              68,100      4,367,995
--------------------------------------------------------------
Exact Holding N.V.
  (Computers-Software &
  Services)(a)                           30,000      1,692,228
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

NETHERLANDS-(CONTINUED)

Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                            179,680   $  8,021,613
--------------------------------------------------------------
KPNQwest N.V.
  (Telecommunications-Long
  Distance)(a)                          100,500      4,178,575
--------------------------------------------------------------
United Pan-Europe Communications
  N.V. (Broadcasting-Television,
  Radio & Cable)(a)                      70,400      2,563,918
--------------------------------------------------------------
                                                    20,824,329
--------------------------------------------------------------

NORWAY-1.10%

TGS Nopec Geophysical Co. ASA (Oil
  & Gas-Exploration &
  Production)(a)                        484,000      5,355,239
--------------------------------------------------------------

PORTUGAL-0.90%

PT MULTIMEDIA-Servicos de
  Telecomunicacoes e Multimedia
  SGPS S.A. (Broadcasting-
  Television, Radio & Cable)(a)          62,400      4,357,214
--------------------------------------------------------------

SPAIN-2.15%

NH Hoteles, S.A. (Investment
  Management)(a)                        561,600      6,310,154
--------------------------------------------------------------
Telefonica S.A. (Telephone)(a)          183,900      4,095,803
--------------------------------------------------------------
                                                    10,405,957
--------------------------------------------------------------

SWEDEN-7.71%

Biacore International A.B.
  (Electronics-Instrumentation)(a)      197,400      7,160,955
--------------------------------------------------------------
Enea Data A.B. (Computers-Software
  & Services)                            16,600      2,925,706
--------------------------------------------------------------
Europolitan Holdings A.B.
  (Telecommunications-
  Cellular/Wireless)                    289,800      4,431,588
--------------------------------------------------------------
NetCom A.B.-Class B
  (Telecommunications-
  Cellular/Wireless)(a)                  85,500      6,079,194
--------------------------------------------------------------
OM Grupppen A.B. (Investment
  Banking/ Brokerage)                   162,000      6,726,644
--------------------------------------------------------------
Telefonaktiebolaget LM Ericsson
  A.B.-Class B (Communications
  Equipment)                            113,500     10,097,053
--------------------------------------------------------------
                                                    37,421,140
--------------------------------------------------------------

SWITZERLAND-12.89%

ABB Ltd. (Engineering &
  Construction)                          41,100      4,617,039
--------------------------------------------------------------
Adecco S.A. (Services-Commercial &
  Consumer)                               7,200      5,914,659
--------------------------------------------------------------
Ares-Serono Group-Class B (Health
  Care- Drugs-Generic & Other)(a)         1,520      4,672,511
--------------------------------------------------------------
Charles Voegele Holding A.G.
  (Retail-Department Stores)(a)          16,150      3,140,929
--------------------------------------------------------------
Compagnie Financiere Richemont A.G.
  (Tobacco)                               2,575      6,263,716
--------------------------------------------------------------
Kudelski S.A.
  (Electronics-Component
  Distributors)(a)                          490      5,046,502
--------------------------------------------------------------
Micronas Semiconductor Holding A.G.
  (Electronics-Semiconductors)(a)         4,700      2,496,662
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

SWITZERLAND-(CONTINUED)

Mikron Holding A.G.
  (Machinery-Diversified)                 8,200   $  5,926,851
--------------------------------------------------------------
Schindler Holding A.G. (Machinery-
  Diversified)(a)                         1,700      2,426,880
--------------------------------------------------------------
Straumann A.G. (Health
  Care-Specialized Services)(a)           7,110      7,661,051
--------------------------------------------------------------
Tecan A.G. (Health Care-Medical
  Products & Supplies)                    9,300      8,023,106
--------------------------------------------------------------
Zurich Allied A.G.
  (Insurance-Multi-Line)                 14,900      6,340,610
--------------------------------------------------------------
                                                    62,530,516
--------------------------------------------------------------

UNITED KINGDOM-17.90%

ARM Holdings PLC (Electronics-
  Semiconductors)(a)                    454,250      4,634,534
--------------------------------------------------------------
Autonomy Corp. PLC
  (Computers-Software &
  Services)(a)                           20,000      2,660,000
--------------------------------------------------------------
Bookham Technology PLC
  (Communications Equipment)(a)          77,600      3,535,554
--------------------------------------------------------------
Capita Group PLC
  (Services-Commercial & Consumer)      232,850      5,973,649
--------------------------------------------------------------
COLT Telecom Group PLC
  (Telephone)(a)                         81,000      3,443,170
--------------------------------------------------------------
Dialog Semiconductor PLC
  (Electronics-Semiconductors)(a)        30,000      3,302,574
--------------------------------------------------------------
J.D. Wetherspoon PLC (Leisure
  Time-Products)                        728,000      4,722,982
--------------------------------------------------------------
Jazztel PLC-ADR (Telephone)(a)           77,700      4,040,400
--------------------------------------------------------------
JJB Sports PLC (Retail-General
  Merchandise)                          345,000      3,131,413
--------------------------------------------------------------
Kewill Systems PLC
  (Computers-Software &
  Services)(a)                          239,200      5,041,141
--------------------------------------------------------------
Kingston Communication (Hull) PLC
  (Telecommunications-Long
  Distance)(a)                          306,300      3,831,179
--------------------------------------------------------------
Logica PLC (Computers-Software &
  Services)                             129,400      3,900,184
--------------------------------------------------------------
Marconi PLC (Communications
  Equipment)                            231,100      2,885,183
--------------------------------------------------------------
Matalan PLC (Retail-Discounters)        785,000      5,563,536
--------------------------------------------------------------
NDS Group PLC-ADR
  (Broadcasting-Television, Radio &
  Cable)(a)                              44,000      2,486,000
--------------------------------------------------------------
Pace Micro Technology PLC
  (Communications Equipment)            524,000      6,121,565
--------------------------------------------------------------
Redstone Telecom PLC (Telephone)(a)     416,000      2,818,723
--------------------------------------------------------------
Sage Group PLC (The)
  (Computers-Software & Services)       330,500      3,660,252
--------------------------------------------------------------
Shell Transport & Trading Co. (Oil-
  International Integrated)             718,700      5,849,299
--------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Health Care-Drugs-Generic &
  Other)(a)                              88,420      1,254,697
--------------------------------------------------------------
Trintech Group PLC-ADR
  (Computers-Software &
  Services)(a)                           43,000      1,161,000
--------------------------------------------------------------
Vodafone AirTouch PLC (Telephone)     1,483,186      6,803,788
--------------------------------------------------------------
                                                    86,820,823
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

UNITED STATES-2.29%

NTL Inc. (Telephone)(a)                  38,250   $  2,926,125
--------------------------------------------------------------
UnitedGlobalCom Inc.-Class A
  (Broadcasting-Television, Radio
  & Cable)(a)                            92,700      4,924,688
--------------------------------------------------------------
Viatel, Inc.
  (Telecommunications-Long
  Distance)(a)                           84,700      3,239,775
--------------------------------------------------------------
                                                    11,090,588
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $355,695,175)                                437,433,162
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

MONEY MARKET FUNDS-6.03%

STIC Liquid Assets Portfolio(b)      14,627,566   $ 14,627,566
--------------------------------------------------------------
STIC Prime Portfolio(b)              14,627,566     14,627,566
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $29,255,132)                                  29,255,132
--------------------------------------------------------------
TOTAL INVESTMENTS-96.21% (Cost
  $384,950,307)                                    466,688,294
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-3.79%                 18,398,784
--------------------------------------------------------------
NET ASSETS-100.00%                                $485,087,078
==============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $384,950,307)                                 $466,688,294
------------------------------------------------------------
Foreign currencies, at value (cost
  $23,421,451)                                    23,021,607
------------------------------------------------------------
Receivables for:
  Investments sold                                 6,078,174
------------------------------------------------------------
  Capital stock sold                               4,394,230
------------------------------------------------------------
  Dividends and interest                             564,188
------------------------------------------------------------
Investment for deferred compensation plan             11,557
------------------------------------------------------------
Other assets                                          56,870
------------------------------------------------------------
    Total assets                                 500,814,920
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           13,106,672
------------------------------------------------------------
  Capital stock reacquired                         1,612,076
------------------------------------------------------------
  Deferred compensation plan                          11,557
------------------------------------------------------------
Accrued advisory fees                                376,639
------------------------------------------------------------
Accrued administrative services fees                  11,317
------------------------------------------------------------
Accrued distribution fees                            324,898
------------------------------------------------------------
Accrued transfer agent fees                          102,312
------------------------------------------------------------
Accrued directors' fees                                1,505
------------------------------------------------------------
Accrued operating expenses                           180,866
------------------------------------------------------------
    Total liabilities                             15,727,842
------------------------------------------------------------
Net assets applicable to shares outstanding     $485,087,078
============================================================

NET ASSETS:

Class A                                         $268,004,842
============================================================
Class B                                         $171,021,414
============================================================
Class C                                         $ 46,060,822
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     10,507,613
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      6,822,055
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      1,836,071
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      25.51
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $25.51 divided by
      94.50%)                                   $      26.99
============================================================
Class B:
  Net asset value and offering price per share  $      25.07
============================================================
Class C:
  Net asset value and offering price per share  $      25.09
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)


INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  $92,371)                                       $ 1,304,718
------------------------------------------------------------
Interest                                              14,853
------------------------------------------------------------
    Total investment income                        1,319,571
------------------------------------------------------------

EXPENSES:

Advisory fees                                      1,771,395
------------------------------------------------------------
Administrative services fees                          54,194
------------------------------------------------------------
Custodian fees                                       184,749
------------------------------------------------------------
Distribution fees -- Class A                         370,491
------------------------------------------------------------
Distribution fees -- Class B                         662,790
------------------------------------------------------------
Distribution fees -- Class C                         155,931
------------------------------------------------------------
Transfer agent fees -- Class A                       212,220
------------------------------------------------------------
Transfer agent fees -- Class B                       191,304
------------------------------------------------------------
Transfer agent fees -- Class C                        45,007
------------------------------------------------------------
Directors' fees                                        2,655
------------------------------------------------------------
Other                                                196,222
------------------------------------------------------------
    Total expenses                                 3,846,958
------------------------------------------------------------
Less expenses paid indirectly                         (3,599)
------------------------------------------------------------
    Net expenses                                   3,843,359
------------------------------------------------------------
Net investment income (loss)                      (2,523,788)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities                           39,656,172
------------------------------------------------------------
  Foreign currencies                                (821,867)
------------------------------------------------------------
                                                  38,834,305
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           43,680,963
------------------------------------------------------------
  Foreign currencies                                 (71,234)
------------------------------------------------------------
                                                  43,609,729
------------------------------------------------------------
Net gain on investment securities and foreign
  currencies                                      82,444,034
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $79,920,246
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (2,523,788)   $ (1,719,011)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          38,834,305      (5,794,428)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           43,609,729      43,126,751
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        79,920,246      35,613,312
------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                               --         (80,229)
------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                      122,036,127       2,449,615
------------------------------------------------------------------------------------------
  Class B                                                       75,355,389       3,977,973
------------------------------------------------------------------------------------------
  Class C                                                       29,614,749        (246,455)
------------------------------------------------------------------------------------------
    Net increase in net assets                                 306,926,511      41,714,216
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          178,160,567     136,446,351
------------------------------------------------------------------------------------------
  End of period                                               $485,087,078    $178,160,567
==========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $379,760,080    $152,753,815
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (2,533,777)         (9,989)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           26,204,512     (12,629,793)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          81,656,263      38,046,534
------------------------------------------------------------------------------------------
                                                              $485,087,078    $178,160,567
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM European Development Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
         The Fund has a capital loss carryforward of $12,347,305 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2007.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million. Under the terms of a sub-advisory agreement between AIM and INVESCO Global Asset Management Limited ("IGAM"), AIM pays IGAM a fee at an annual rate of 0.20% of the first $500 million of the Fund's average daily net assets, plus 0.175% of the Fund's average daily net assets in excess of $500 million.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2000, AIM was paid $54,194 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $244,477 for such services.
    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $370,491, $662,790 and $155,931, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $285,769 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $6,523 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
    During the six months ended April 30, 2000, the Fund paid legal fees of $1,651 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $2,220 and $1,379, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $3,599 during the six months ended April 30, 2000.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2000 was $412,019,362 and $224,063,747, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities     $101,238,009
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (19,733,841)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities           $ 81,504,168
===========================================================================

Cost of investments for tax purposes is $385,184,126.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                    APRIL 30, 2000                OCTOBER 31, 1999
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              ----------    -------------    ----------    -------------
Sold:
  Class A                                                      8,182,114    $ 226,706,844     7,243,646    $ 103,416,688
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,571,988       98,378,969     3,045,028       43,081,822
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,566,080       42,307,253     2,148,542       29,835,245
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                             --               --         5,672           76,739
------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (3,714,461)    (104,670,717)   (7,125,444)    (101,043,812)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (890,787)     (23,023,580)   (2,797,703)     (39,103,849)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (466,711)     (12,692,504)   (2,160,106)     (30,081,700)
------------------------------------------------------------------------------------------------------------------------
                                                               8,248,223    $ 227,006,265       359,635    $   6,181,133
========================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a Share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                    CLASS A
                                                              ---------------------------------------------------
                                                                                                 NOVEMBER 3, 1997
                                                                                                 (DATE OPERATIONS
                                                                                                    COMMENCED)
                                                              SIX MONTHS ENDED    YEAR ENDED            TO
                                                                 APRIL 30,        OCTOBER 31,      OCTOBER 31,
                                                                    2000             1999            1998(a)
                                                              ----------------    -----------    ----------------
Net asset value, beginning of period                              $  16.42          $ 12.96          $ 10.00
-----------------------------------------------------------       --------          -------          -------
Income from investment operations:
  Net investment income (loss)                                       (0.10)           (0.11)           (0.08)
-----------------------------------------------------------       --------          -------          -------
  Net gains on securities (both realized and unrealized)              9.19             3.58             3.04
-----------------------------------------------------------       --------          -------          -------
    Total from investment operations                                  9.09             3.47             2.96
-----------------------------------------------------------       --------          -------          -------
Less distributions from net investment income                           --            (0.01)              --
-----------------------------------------------------------       --------          -------          -------
Net asset value, end of period                                    $  25.51          $ 16.42          $ 12.96
===========================================================       ========          =======          =======
Total return(b)                                                      55.36%           26.81%           29.60%
===========================================================       ========          =======          =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $268,005          $99,148          $76,686
===========================================================       ========          =======          =======
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.73%(c)         1.88%            1.98%(d)
-----------------------------------------------------------       --------          -------          -------
  Without fee waivers and/or expense reimbursements                   1.73%(c)         1.88%            2.15%(d)
===========================================================       ========          =======          =======
Ratio of net investment income (loss) to average net assets          (1.03)%(c)       (0.69)%          (0.58)%(d)
===========================================================       ========          =======          =======
Portfolio turnover rate                                                 67%             122%              93%
===========================================================       ========          =======          =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $212,872,400.
(d)  Annualized.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                                                  NOVEMBER 3, 1997
                                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED    YEAR ENDED         COMMENCED)
                                                                 APRIL 30,        OCTOBER 31,            TO
                                                                    2000             1999        OCTOBER 31, 1998(a)
                                                              ----------------    -----------    -------------------
Net asset value, beginning of period                              $  16.20          $ 12.87            $ 10.00
-----------------------------------------------------------       --------          -------            -------
Income from investment operations:
  Net investment income (loss)                                       (0.17)           (0.22)             (0.18)(a)
-----------------------------------------------------------       --------          -------            -------
  Net gains on securities (both realized and unrealized)              9.04             3.55               3.05
-----------------------------------------------------------       --------          -------            -------
    Total from investment operations                                  8.87             3.33               2.87
-----------------------------------------------------------       --------          -------            -------
Net asset value, end of period                                    $  25.07          $ 16.20            $ 12.87
===========================================================       ========          =======            =======
Total return(b)                                                      54.75%           25.87%             28.70%
===========================================================       ========          =======            =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $171,021          $67,074            $50,121
===========================================================       ========          =======            =======
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      2.46%(c)         2.63%              2.72%(d)
-----------------------------------------------------------       --------          -------            -------
  Without fee waivers and/or expense reimbursements                   2.46%(c)         2.63%              2.89%(d)
===========================================================       ========          =======            =======
Ratio of net investment income (loss) to average net assets          (1.76)%(c)       (1.44)%            (1.32)%(d)
===========================================================       ========          =======            =======
Portfolio turnover rate                                                 67%             122%                93%
===========================================================       ========          =======            =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $133,286,248.
(d)  Annualized.

                                                                                     CLASS C
                                                              ------------------------------------------------------
                                                                                                  NOVEMBER 3, 1997
                                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED    YEAR ENDED         COMMENCED)
                                                                 APRIL 30,        OCTOBER 31,            TO
                                                                    2000             1999        OCTOBER 31, 1998(a)
                                                              ----------------    -----------    -------------------
Net asset value, beginning of period                              $ 16.21           $ 12.88            $10.00
-----------------------------------------------------------       -------           -------            ------
Income from investment operations:
  Net investment income (loss)                                      (0.15)            (0.23)            (0.18)
-----------------------------------------------------------       -------           -------            ------
  Net gains on securities (both realized and unrealized)             9.03              3.56              3.06
-----------------------------------------------------------       -------           -------            ------
    Total from investment operations                                 8.88              3.33              2.88
-----------------------------------------------------------       -------           -------            ------
Net asset value, end of period                                    $ 25.09           $ 16.21            $12.88
===========================================================       =======           =======            ======
Total return(b)                                                     54.78%            25.85%            28.80%
===========================================================       =======           =======            ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $46,061           $11,938            $9,639
===========================================================       =======           =======            ======
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     2.46%(c)          2.63%             2.72%(d)
-----------------------------------------------------------       -------           -------            ------
  Without fee waivers and/or expense reimbursements                  2.46%(c)          2.63%             2.89%(d)
===========================================================       =======           =======            ======
Ratio of net investment income (loss) to average net assets         (1.76)%(c)        (1.44)%           (1.32)%(d)
===========================================================       =======           =======            ======
Portfolio turnover rate                                                67%              122%               93%
===========================================================       =======           =======            ======

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $31,357,491.
(d)  Annualized.



BOARD OF DIRECTORS                                 OFFICERS                                 OFFICE OF THE FUND
Charles T. Bauer                                   Charles T. Bauer                         11 Greenway Plaza
Chairman                                           Chairman                                 Suite 100
A I M Management Group Inc.                                                                 Houston, TX 77046
                                                   Robert H. Graham
Bruce L. Crockett                                  President                                INVESTMENT ADVISOR
Director
ACE Limited;                                       Carol F. Relihan                         A I M Advisors, Inc.
Formerly Director, President, and                  Senior Vice President and Secretary      11 Greenway Plaza
Chief Executive Officer                                                                     Suite 100
COMSAT Corporation                                 Gary T. Crum                             Houston, TX 77046
                                                   Senior Vice President
Owen Daly II                                                                                SUB-ADVISOR
Director                                           Edgar M. Larsen
Cortland Trust Inc.                                Senior Vice President                    INVESCO Global Asset
                                                                                            Management Limited
Edward K. Dunn Jr.                                 Dana R. Sutton                           Cedar House
Chairman, Mercantile Mortgage Corp.;               Vice President and Treasurer             41 Cedar Avenue
Formerly Vice Chairman and President,                                                       Hamilton, HM12 Bermuda
Mercantile-Safe Deposit & Trust Co.; and           Robert G. Alley
President, Mercantile Bankshares                   Vice President                           TRANSFER AGENT

Jack Fields                                        Melville B. Cox                          A I M Fund Services, Inc.
Chief Executive Officer                            Vice President                           P.O. Box 4739
Texana Global, Inc.;                                                                        Houston, TX 77210-4739
Formerly Member                                    Mary J. Benson
of the U.S. House of Representatives               Assistant Vice President and             CUSTODIAN
                                                   Assistant Treasurer
Carl Frischling                                                                             State Street Bank and Trust Company
Partner                                            Sheri Morris                             225 Franklin Street
Kramer, Levin, Naftalis & Frankel LLP              Assistant Vice President and             Boston, MA 02110
                                                   Assistant Treasurer
Robert H. Graham                                                                            COUNSEL TO THE FUND
President and Chief Executive Officer              Renee A. Friedli
A I M Management Group Inc.                        Assistant Secretary                      Ballard Spahr
                                                                                            Andrews & Ingersoll, LLP
Prema Mathai-Davis                                 P. Michelle Grace                        1735 Market Street
Chief Executive Officer, YWCA of the U.S.A.        Assistant Secretary                      Philadelphia, PA 19103

Lewis F. Pennock                                   Nancy L. Martin                          COUNSEL TO THE DIRECTORS
Attorney                                           Assistant Secretary
                                                                                            Kramer, Levin, Naftalis & Frankel LLP
Louis S. Sklar                                     Ofelia M. Mayo                           919 Third Avenue
Executive Vice President                           Assistant Secretary                      New York, NY 10022
Hines Interests
Limited Partnership                                Lisa A. Moss                             DISTRIBUTOR
                                                   Assistant Secretary
                                                                                            A I M Distributors, Inc.
                                                   Kathleen J. Pflueger                     11 Greenway Plaza
                                                   Assistant Secretary                      Suite 100
                                                                                            Houston, TX 77046
                                                   Samuel D. Sirko
                                                   Assistant Secretary

THE AIM FAMILY OF FUNDS-Registered Trademark--

GROWTH FUNDS                                  INTERNATIONAL GROWTH FUNDS                          A I M Management Group Inc. has
AIM Aggressive Growth Fund                    AIM Advisor International Value Fund                provided leadership in the
AIM Blue Chip Fund                            AIM Asian Growth Fund                               mutual fund industry since 1976
AIM Capital Development Fund                  AIM Developing Markets Fund                         and managed approximately $176
AIM Constellation Fund(1)                     AIM Euroland Growth Fund(5)                         billion in assets for more than
AIM Dent Demographic Trends Fund              AIM European Development Fund                       7.4 million shareholders,
AIM Emerging Growth Fund                      AIM International Equity Fund                       including individual investors,
AIM Large Cap Growth Fund                     AIM Japan Growth Fund                               corporate clients and financial
AIM Large Cap Opportunities Fund              AIM Latin American Growth Fund                      institutions, as of March 31,
AIM Mid Cap Equity Fund                                                                           2000.
AIM Mid Cap Growth Fund                       GLOBAL GROWTH FUNDS                                     The AIM Family of
AIM Mid Cap Opportunities Fund(2)             AIM Global Aggressive Growth Fund                   Funds--Registered Trademark-- is
AIM Select Growth Fund                        AIM Global Growth Fund                              distributed nationwide, and AIM
AIM Small Cap Growth Fund(3)                  AIM Global Trends Fund(6)                           today is the eighth-largest
AIM Small Cap Opportunities Fund(4)                                                               mutual fund complex in the
AIM Value Fund                                GLOBAL GROWTH & INCOME FUNDS                        United States in assets under
AIM Weingarten Fund                           AIM Global Utilities Fund                           management, according to
                                                                                                  Strategic Insight, an
GROWTH & INCOME FUNDS                         GLOBAL INCOME FUNDS                                 independent mutual fund monitor.
AIM Advisor Flex Fund                         AIM Global Income Fund
AIM Advisor Real Estate Fund                  AIM Strategic Income Fund
AIM Balanced Fund
AIM Basic Value Fund                          THEME FUNDS
AIM Charter Fund                              AIM Global Consumer Products and Services Fund
                                              AIM Global Financial Services Fund
INCOME FUNDS                                  AIM Global Health Care Fund
AIM Floating Rate Fund                        AIM Global Infrastructure Fund
AIM High Yield Fund                           AIM Global Resources Fund
AIM High Yield Fund II                        AIM Global Telecommunications and Technology Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund



(1) Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2) AIM Mid Cap Opportunities Fund closed to new investors on March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (4) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (5) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after July 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.


                                                         [AIM LOGO APPEARS HERE]
[DALBAR LOGO APPEARS HERE]                              --Registered Trademark--
                                                          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--


AIM Distributors, Inc.                                                 EDF-SAR-1